Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Share capital	Share premium	Capital reserve from share-based payment transactions	Warrants exercisable into shares	Treasury shares	Accumulated other comprehensive income (loss)	Accumulated deficit	Total	Non-controlling interests	Total
Balance at Dec. 31, 2015	$ 1,780	$ 79,864	$ 4,864	$ 6,947	$ (970)	$ 232	$ (78,966)	$ 13,751	$ 175	$ 13,926
Net loss							(8,257)	(8,257)	(136)	(8,393)
Loss from defined benefit plans						140	(140)
Adjustment arising from translating financial statements from functional currency to presentation currency						119		119		119
Total comprehensive loss						259	(8,397)	(8,138)	(136)	(8,274)
Share-based payments	3		303					306	3	309
Balance at Dec. 31, 2016	1,783	79,864	5,167	6,947	(970)	491	(87,363)	5,919	42	5,961
Net loss							(6,339)	(6,339)	(94)	(6,433)
Adjustment arising from translating financial statements from functional currency to presentation currency						636		636		636
Total comprehensive loss						636	(6,339)	(5,703)	(94)	(5,797)
Issuance of share capital and warrants, net of issue expenses	330	1,993	188	1,868				4,379		4,379
Issuance of share capital	10	85						95		95
Proceeds from sale of subsidiary in previously consolidated subsidiaries		(838)			970			132	52	184
Share-based payments			192					192		192
Balance at Dec. 31, 2017	2,123	81,104	5,547	8,815		1,127	(93,702)	5,014		5,014
Net loss							(6,571)	(6,571)		(6,571)
Cumulative effect of initial adoption of IFRS 15 as of January 1, 2018 (see Note 4)							(350)	(350)		(350)
Total comprehensive loss										(6,571)
Issuance of share capital and warrants, net of issue expenses	482	312		3,593				4,387		4,387
Issuance of share capital	30	252						282		282
Share-based payments			253					253		253
Balance at Dec. 31, 2018	$ 2,635	$ 81,668	$ 5,800	$ 12,408		$ 1,127	$ (100,623)	$ 3,287		$ 3,015